Operating costs and non-underlying items - Disclosure of Gross Profit and Operating Cost Explanatory (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Turnover	€ 60,073	€ 52,444	€ 50,724
Cost of sales	(35,906)	(30,259)	(28,684)
Distribution costs	(3,787)	(3,313)	(3,104)
Production costs	(3,995)	(3,678)	(3,696)
Raw and packaging materials and goods purchased for resale	(26,360)	(21,799)	(20,400)
Other	(1,764)	(1,469)	(1,484)
Gross profit	24,167	22,185	22,040
Selling and administrative expenses	(14,484)	(12,549)	(12,673)
Brand and marketing investment	(7,821)	(6,873)	(7,091)
Overheads	(6,663)	(5,676)	(5,582)
Research and development	(908)	(847)	(800)
Non-underlying items within operating profit before tax	1,072	(934)	(1,064)
Operating profit	10,755	8,702	8,303
Patent costs	€ 28	€ 27	€ 27